CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Other comprehensive income, tax	$ 0	$ 0	$ 0